Financial and capital management - Financial Instruments Measured at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Assets	$ 80,165	$ 73,485
Publicly-traded and privately-held investments
Disclosure of financial assets [line items]
Assets	1,198	877
Publicly-traded and privately-held investments | Quoted prices in active markets for identical assets (level 1)
Disclosure of financial assets [line items]
Assets	105	35
Publicly-traded and privately-held investments | Observable market data (level 2)
Disclosure of financial assets [line items]
Assets	0	0
Publicly-traded and privately-held investments | Non-observable market inputs (level 3)
Disclosure of financial assets [line items]
Assets	1,093	842
Derivative financial instruments | Derivative financial instruments
Disclosure of financial assets [line items]
Assets (liabilities)	(513)	(368)
Derivative financial instruments | Derivative financial instruments | Quoted prices in active markets for identical assets (level 1)
Disclosure of financial assets [line items]
Assets (liabilities)	0	0
Derivative financial instruments | Derivative financial instruments | Observable market data (level 2)
Disclosure of financial assets [line items]
Assets (liabilities)	(513)	(368)
Derivative financial instruments | Derivative financial instruments | Non-observable market inputs (level 3)
Disclosure of financial assets [line items]
Assets (liabilities)	0	0
Investments
Disclosure of financial assets [line items]
Assets	246	225
Investments | Quoted prices in active markets for identical assets (level 1)
Disclosure of financial assets [line items]
Assets	0	0
Investments | Observable market data (level 2)
Disclosure of financial assets [line items]
Assets	246	225
Investments | Non-observable market inputs (level 3)
Disclosure of financial assets [line items]
Assets	$ 0	$ 0